INCOME TAXES - Income tax provision (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Federal:
Current					$ 584	$ 180
Deferred					623	(354)
State and local:
Current					224	119
Deferred					(16)	(30)
Income tax provision (benefit)	$ 93	$ 213	$ 516	$ 352	$ 1,415	$ (85)